Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Safe Bulkers, Inc., referred to herein as “Safe Bulkers”, is a public company incorporated on December 11, 2007 under the laws of the Marshall Islands for the purpose of acquiring an ownership interest in 19 companies, each of which owned or was scheduled to acquire a newbuild drybulk vessel, all of which were under the common control of Polys Hajioannou and his family. The shares of the 19 companies were contributed to Safe Bulkers by Vorini Holdings, Inc. (“Vorini Holdings”), a Marshall Islands corporation controlled by Polys Hajioannou and his family. Safe Bulkers became the owner of 100% of each of the 19 companies, and Vorini Holdings became the sole shareholder of Safe Bulkers.

Safe Bulkers successfully completed its initial public offering (the “IPO”) on June 3, 2008 and its common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.” Following the IPO, Vorini Holdings became the controlling shareholder of Safe Bulkers.

Since its IPO Safe Bulkers successfully completed three additional public offerings of common shares. Vorini Holdings continues to be the controlling shareholder of Safe Bulkers, and, accordingly, can control the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

The Company's principal business is the acquisition, ownership and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management” or the “Manager”), a related party controlled by Polys Hajioannou, provides technical, commercial and administrative management services to the Company.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Safe Bulkers and its wholly owned subsidiaries listed below (collectively the “Company”).

Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)(2)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini	Panamax	February 2012
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	Zoe	Panamax	July 2013
Vasstwo Shipping Corporation (“Vasstwo”)(3)(2)	Xenia	Panamax	July 2013
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(2)	Paraskevi	Panamax	January 2013
Vassone Shipping Corporation (“Vassone”)(1)(2)	Pedhoulas Commander	Kamsarmax	March 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)	TBN - H 1659	Panamax	1H 2014 (4)
Shikokupente Shipping Inc. (“Shikokupente”)(3)	TBN - H 1660	Panamax	1H 2014 (4)
Gloverthree Shipping Corporation (“Gloverthree”)(3)	TBN - H 821	Panamax	2H 2014 (4)
Gloverfour Shipping Corporation (“Gloverfour”)(3)	TBN - H 822	Panamax	1H 2015 (4)
Shikokuokto Shipping Inc. (“Shikokuokto”)(3)	TBN -	Panamax	1H 2015 (4)
Gloverfive Shipping Corporation (“Gloverfive”)(3)(9)	TBN - H 827	Panamax	2H 2015 (4)
Gloversix Shipping Corporation (“Gloversix”)(3)(9)	TBN - H 828	Panamax	1H 2016 (4)
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 1685	Post-Panamax	2H 2015 (4)
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	TBN - H 1686	Post-Panamax	2H 2015 (4)
Maxtessera Shipping Corporation (“Maxtessera”)(3)	TBN - H 8126	Capesize	1H 2014 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(5)	—	—	—
Efragel Shipping Corporation (“Efragel”)(1)(6)	—	—	—
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (7)
S.B. Sea Venture Company Ltd (8)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia
(2) Second-hand vessel acquisitions.
(3) Incorporated under the laws of the Republic of The Marshall Islands
(4) Estimated completion date for newbuild vessels
(5) Cancellation of newbuild vessel. Refer to Notes 3 and 9.
(6) Company dissolved in October 2012
(7) Vessel sold in January 2010.
(8) Incorporated under the laws of the Republic of Cyprus. The company is in a process of dissolution.
(9) Refer to Note 16 (b).

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of Safe Bulkers, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the statements. Interim results are not necessarily indicative of results that may be expected for the year ended December 31, 2013. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F.